February 5, 2002

Report to Fellow Shareholders:

In the past year, holders of short-term investments witnessed significant changes to interest rates. The Federal Reserve Board (the "Fed") policy makers reduced the Federal Funds target rate eleven times during 2001. When the year began the target rate was set at 6.50% and by years-end it stood at 1.75%. The reason for the largest yearly span in rates during Fed Chairman Alan Greenspan’s reign was the hope that aggressive cuts would curb the downturn in the U.S. economy. Because short-term interest rate movements echo the target rate changes, Nicholas Money Market (the "Fund") experienced declines in yield throughout the year. At year-end 2000 the seven-day and seven-day effective yields were 6.30% and 6.50%, respectively. By the end of 2001 they were 1.56% and 1.57%, respectively. Selected yields are provided in the chart for the periods ended December 31, 2001 and 2000.

	Yield As Of 12/31/2001	Yield As Of 12/31/2000
Current 7-day*…………………………………………...	1.56%	6.30%
Effective 7-day* …………………………………………	1.57%	6.50%
Current 12-month* ………………………………………	3.75%	6.02%
Effective 12-month* ……………………………………..	3.81%	6.19%

The Fund ranked among the top third for 12-month yield within the Taxable First Tier Money Fund Group as reported by "Money Market Insight", a publication of iMoneyNet, Inc. Of the 302 funds with 12-month yields ending December 31, 2001, Nicholas Money Market finished 87th. The average 12-month yield for this peer group was 3.56% as compared to 3.81% for the Fund.

As of December 31, 2001 the Fund held nearly 97% of its assets in corporate commercial paper. Weighted average days to maturity was 27 days.

Although the Fed left the target rate at 1.75% after their late January 2002 meeting, they cited an uncertainty as to the strength of the economy and signaled a bias toward economic weakness. Fortunately recent positive signs of recovery have surfaced including increased consumer confidence and a surprising estimated slight increase in the fourth quarter 2001 gross domestic product. With Fed caution about the rebound being offset somewhat by better economic news, many expect short-term interest rates to remain about where they are for the near future.

Thank you for your continued support.

Sincerely,

Albert O. Nicholas

President

*The current yield represents the annualized net investment income per share for the stated time periods. The effective yield assumes compounding. All performance and ranking data is historical and does not represent future results. An investment in the Fund is neither insured nor guaranteed by the United States Government and there can be no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share.

Statement of Net Assets
December 31, 2001
-------------------------------------------------------------------------------
                                                                            Yield to       Amortized
  Principal                                                  Maturity       Maturity          Cost
   Amount                                                      Date       (Note 1(b))     (Note 1(a))
-------------                                              ------------   -----------   -------------
COMMERCIAL PAPER - 96.72%
  $  810,000  Prudential Funding, LLC ...................   01/02/2002       2.12%         $  810,000
   2,120,000  LOCAP, Inc. ...............................   01/03/2002       2.54%          2,119,853
   1,640,000  LOCAP, Inc. ...............................   01/03/2002       2.54%          1,639,886
   2,070,000  Marshall & Ilsley Corporation .............   01/03/2002       2.03%          2,069,885
   1,200,000  American Express Credit Corporation .......   01/04/2002       1.95%          1,199,872
   2,500,000  Goldman Sachs Group, Inc. .................   01/04/2002       2.55%          2,499,653
   2,000,000  Household Finance Corporation .............   01/07/2002       2.11%          1,999,425
   2,000,000  Prudential Funding, LLC ...................   01/07/2002       1.96%          1,999,464
   3,450,000  U.S. Bancorp ..............................   01/07/2002       2.06%          3,449,027
   3,520,000  Salomon Smith Barney Holdings, Inc. .......   01/08/2002       1.85%          3,518,932
   1,500,000  Toyota Credit de Puerto Rico Corporation ..   01/08/2002       1.99%          1,499,510
     600,000  Tyco Capital Corporation ..................   01/08/2002       1.98%            599,805
   2,000,000  Household Finance Corporation .............   01/09/2002       2.11%          1,999,195
   2,820,000  Toyota Credit de Puerto Rico Corporation ..   01/10/2002       2.03%          2,818,747
   2,275,000  Wisconsin Energy Corporation ..............   01/10/2002       2.03%          2,273,989
   2,150,000  Household Finance Corporation .............   01/11/2002       2.11%          2,148,888
   1,750,000  Wells Fargo Financial, Inc. ...............   01/14/2002       1.96%          1,748,874
   2,000,000  American Express Credit Corporation .......   01/15/2002       1.98%          1,998,591
   2,000,000  American Express Credit Corporation .......   01/16/2002       1.98%          1,998,483
   1,165,000  General Electric Capital Corporation ......   01/17/2002       1.96%          1,164,063
   1,700,000  Tyco Capital Corporation ..................   01/17/2002       2.11%          1,698,534
   2,000,000  General Electric Capital Corporation ......   01/18/2002       1.96%          1,998,284
   3,560,000  Morgan Stanley Dean Witter & Company ......   01/18/2002       1.98%          3,556,914
   1,335,000  Fiserv, Inc. ..............................   01/22/2002       2.34%          1,333,294
   5,100,000  Panasonic Finance (Europe) PLC ............   01/22/2002       1.86%          5,094,815
   1,960,000  U.S. Bancorp ..............................   01/22/2002       2.09%          1,957,768
   3,050,000  Morgan Stanley Dean Witter & Company ......   01/23/2002       2.07%          3,046,388
   1,750,000  CVS Corporation ...........................   01/24/2002       2.06%          1,747,829
   3,000,000  Marshall & Ilsley Corporation .............   01/24/2002       1.83%          2,996,700
   3,000,000  American Home Products Corporation ........   01/25/2002       2.09%          2,996,071
   1,380,000  Fiserv, Inc. ..............................   01/25/2002       2.34%          1,377,972
   2,000,000  Marshall & Ilsley Corporation .............   01/25/2002       1.83%          1,997,700
   3,000,000  American Home Products Corporation ........   01/28/2002       2.09%          2,995,558
   1,225,000  American Home Products Corporation ........   01/28/2002       2.16%          1,223,124
   1,545,000  CVS Corporation ...........................   01/28/2002       2.06%          1,542,735
   2,000,000  Tyco Capital Corporation ..................   01/29/2002       1.96%          1,997,105
   3,670,000  Fiserv, Inc. ..............................   01/30/2002       2.34%          3,663,435
   1,125,000  General Electric Capital Corporation ......   01/30/2002       1.88%          1,123,381
   2,075,000  Panasonic Finance (Europe) PLC ............   01/31/2002       1.85%          2,071,958
   3,500,000  Salomon Smith Barney Holdings, Inc. .......   01/31/2002       1.80%          3,495,010
   2,075,000  American General Finance Corporation ......   02/01/2002       1.88%          2,071,801
     800,000  Fiserv, Inc. ..............................   02/01/2002       2.34%            798,467
     975,000  Household Finance Corporation .............   02/04/2002       1.80%            973,436
   6,500,000  Wal-Mart Funding Corporation ..............   02/05/2002       1.83%          6,488,950
   2,100,000  Coca-Cola Enterprises, Inc. ...............   02/06/2002       2.07%          2,095,856
     430,000  General Electric Capital Corporation ......   02/06/2002       1.86%            429,235
   3,000,000  Bear Stearns Companies Inc. (The) .........   02/07/2002       1.84%          2,994,570
   1,950,000  American Express Credit Corporation .......   02/08/2002       1.85%          1,946,352
   1,600,000  Tyco Capital Corporation ..................   02/11/2002       1.86%          1,596,747
   3,000,000  Wells Fargo Financial, Inc. ...............   02/12/2002       2.07%          2,993,064
     530,000  General Electric Capital Corporation ......   02/15/2002       2.10%            528,666
   1,345,000  Wisconsin Energy Corporation ..............   02/15/2002       2.03%          1,341,712
   2,250,000  Wisconsin Energy Corporation ..............   02/15/2002       2.04%          2,244,500
     665,000  U.S. Bancorp ..............................   02/19/2002       1.86%            663,377
   3,000,000  American Honda Finance Corporation ........   02/20/2002       2.07%          2,991,711
   1,900,000  American Honda Finance Corporation ........   02/20/2002       2.10%          1,894,673
   5,000,000  Stanley Works Company (The) ...............   02/22/2002       1.88%          4,986,896
   2,285,000  American Honda Finance Corporation ........   02/25/2002       1.83%          2,278,830
   2,800,000  McGraw-Hill Companies, Inc. (The) .........   03/01/2002       1.94%          2,791,429
   4,500,000  Goldman Sachs Group, Inc. .................   03/07/2002       1.78%          4,486,000
   5,000,000  Electronic Data Systems Corporation .......   03/08/2002       1.76%          4,984,382
                                                                                         ------------
                   TOTAL COMMERCIAL PAPER ...............                                 139,051,371
                                                                                         ------------
VARIABLE RATE SECURITIES - 3.48%
   5,000,000  Anchor National Life
               Funding Agreement (1) (2) ................   01/02/2002       2.16%          5,000,000
       8,502  Firstar Bank U.S.A., N.A. (1)..............   01/02/2002       1.70%              8,502
                                                                                         ------------
                   TOTAL VARIABLE RATE SECURITIES .......                                   5,008,502
                                                                                         ------------
                   TOTAL INVESTMENTS - 100.20%...........                                 144,059,873
                                                                                         ------------
                   LIABILITIES, NET OF
                    OTHER ASSETS - (0.20)% ..............                                    (292,060)
                                                                                         ------------
                   TOTAL NET ASSETS (Basis of
                    percentages disclosed above) - 100% .                                $143,767,813
                                                                                         ------------
                                                                                         ------------
                   NET ASSET VALUE PER SHARE ($.0001 par value, 3,000,000,000 shares authorized), offering price and redemption price
                    ($143,767,813 / 143,767,813 shares outstanding) ................            $1.00
                                                                                                -----
                                                                                                -----
(1) These securities are subject to a demand feature as defined by the Securities and Exchange Commission.
(2) Not readily marketable for a 90 day period.

The accompanying notes are an integral part of this financial statement.

Statement of Operations
For the year ended December 31, 2001
-------------------------------------------------------------------------------
INVESTMENT INCOME
   Interest ..........................................    $6,435,157
EXPENSES
   Management fee (Note 2) ...........................       457,855
   Transfer agent fees ...............................        84,911
   Registration fees .................................        31,946
   Legal fees ........................................        27,455
   Audit and tax consulting fees .....................        16,000
   Postage and mailing ...............................        13,292
   Printing ..........................................         9,137
   Directors' fees ...................................         8,000
   Custodian fees ....................................         7,637
   Insurance .........................................         2,125
   Telephone .........................................         1,618
   Other operating expenses ..........................         6,300
                                                          ----------
       Total expenses ................................       666,276
                                                          ----------
       Net investment income .........................    $5,768,881
                                                          ----------
                                                          ----------

The accompanying notes are an integral part of this financial statement.
Statements of Changes in Net Assets
For the years ended December 31, 2001 and 2000
-------------------------------------------------------------------------------

                                                                       2001             2000
                                                                  -------------    -------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
    Net investment income .....................................    $  5,768,881    $   9,609,982
DISTRIBUTIONS TO SHAREHOLDERS
    From net investment income
     ($0.0373 and $0.0601 per share, respectively) ............      (5,768,881)      (9,609,982)
CAPITAL SHARE TRANSACTIONS (all at $1.00 per share)
    Proceeds from shares issued ...............................      74,288,325      147,601,058
    Reinvestment of distributions .............................       6,281,280        9,128,948
    Cost of shares redeemed ...................................     (97,170,911)    (137,310,305)
                                                                   ------------    -------------
             Net increase (decrease) in net assets derived
               from capital share transactions ................     (16,601,306)      19,419,701
                                                                   ------------    -------------
             Total increase (decrease) in net assets ..........     (16,601,306)      19,419,701
                                                                   ------------    -------------
NET ASSETS
    Beginning of period .......................................     160,369,119      140,949,418
                                                                   ------------    -------------
    End of period ............................................     $143,767,813    $ 160,369,119
                                                                   ------------    -------------
                                                                   ------------    -------------

  The accompanying notes are an integral part of these financial statements.

Financial Highlights
Per Share Operating Performance (For a share outstanding throughout the period)
-------------------------------------------------------------------------------
                                                   2001      2000      1999      1998      1997
                                                   ----      ----      ----      ----      ----
NET ASSET VALUE, BEGINNING OF PERIOD              $1.00     $1.00     $1.00     $1.00     $1.00
  INCOME FROM INVESTMENT OPERATIONS
  Net investment income ....................       .037      .060      .048      .052      .052
                                                  -----     -----     -----     -----     -----
  LESS DISTRIBUTIONS
  From net investment income ...............      (.037)    (.060)    (.048)    (.052)    (.052)
                                                  -----     -----     -----     -----     -----

NET ASSET VALUE, END OF PERIOD .............      $1.00     $1.00     $1.00     $1.00     $1.00
                                                  -----     -----     -----     -----     -----
                                                  -----     -----     -----     -----     -----
TOTAL RETURN ...............................      3.81%     6.19%     4.91%     5.26%     5.26%
SUPPLEMENTAL DATA
Net assets, end of period (millions) .......     $143.8    $160.4    $140.9    $160.2    $117.8
Ratio of expenses to average net assets ....       .44%      .45%      .49%      .48%      .51%
Ratio of net investment income
 to average net assets .....................      3.78%     6.02%     4.76%     5.18%     5.15%

The accompanying notes are an integral part of these financial highlights.

NOTES TO FINANCIAL STATEMENTS
December 31, 2001
(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES -
     The Nicholas Money Market Fund, Inc. (the "Fund") is registered under the
Investment Company Act of 1940, as amended, as an open-end diversified investment company.  The primary objective of the Fund is to achieve as high a level of current income as is consistent with preserving capital and providing liquidity.  The following is a summary of significant accounting policies followed by the Fund.
(a)  Securities held by the Fund, which are purchased at a discount or premium, are valued on the basis of amortized cost, done on a straight line method which is not materially different than the level yield method. Amortized cost approximates market value and does not take into account unrealized gains or losses or the impact of fluctuating interest rates.  Variable rate instruments purchased at par are valued at cost which approximates market value.
Investment transactions are generally accounted for on the trade date.
(b)  Yield to maturity is calculated at date of purchase for commercial paper.
For variable rate securities, the yield to maturity is calculated based on current interest rate and payment frequency.
(c)  The Fund maintains a dollar-weighted average portfolio maturity of 90 days or less and purchases investments which have maturities of 397 days or less.
As of December 31, 2001, the Fund's dollar-weighted average portfolio maturity was 27 days.  Days to maturity on variable rate securities are based on the number of days until the interest reset date or demand feature, whichever is longer.
(d)  It is the Fund's policy to comply with the requirements of the Internal
Revenue Code applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.  Therefore, no federal income tax or excise tax provision is required.
(e)  The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from estimates.
(f)  The Fund has adopted the provisions of the revised AICPA Audit and
Accounting Guide for Investment Companies effective for fiscal years beginning after December 15, 2000.  There was no material impact on the operations of the
Fund from adoption.
(2)  INVESTMENT ADVISER AND MANAGEMENT AGREEMENT -
     The Fund has an agreement with Nicholas Company, Inc. (with whom certain officers and directors of the Fund are affiliated) to serve as investment adviser and manager.  Under the terms of the agreement, a monthly fee is paid to the investment adviser at an annual rate of .30 of 1% of the daily average net asset value of the Fund.  The adviser will reimburse the Fund if total operating expenses (other than the management fee) incurred by the Fund exceed
 .50 of 1% of the average net assets for the year.  No reimbursements were made in 2001.  At December 31, 2001, the Fund owed Nicholas Company, Inc. $35,312 for advisory services.

Report of Independent Public Accountants
-------------------------------------------------------------------------------
To the Shareholders and Board of Directors
  of Nicholas Money Market Fund, Inc.:
     We have audited the accompanying statement of net assets of NICHOLAS MONEY
MARKET FUND, INC. (a Maryland corporation), as of December 31, 2001, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods presented.  These financial statements and financial highlights are the responsibility of the Fund's management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
     We conducted our audits in accordance with auditing standards generally accepted in the United States.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the custodian and brokers.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.
     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of
Nicholas Money Market Fund, Inc. as of December 31, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the periods presented in conformity with accounting principles generally accepted in the United States.
                                           ARTHUR ANDERSEN LLP
Milwaukee, Wisconsin,
January 16, 2002.
DIRECTORS AND OFFICERS OF THE FUND
-----------------------------------------------------------------------------------------------------------------------
The following table sets forth the pertinent information about the Fund's directors and officers as of January 31,
2002:
                                                                                             Number of
                                                  Term of                                  Portfolios in      Other
                                                 Office and                                Fund Complex   Directorships
                                Positions Held   Length of      Principal Occupations        Overseen         Held
Name, Age and Address              With Fund    Time Served      During Past 5 Years        by Director    by Director
-----------------------------------------------------------------------------------------------------------------------
INTERESTED DIRECTOR
Albert O. Nicholas, 71 (1), (3)  President and  (2), 13 years  Chief Executive Officer and        6            None
700 North Water Street           Director                      Chairman of the Board, Nicholas
Milwaukee, WI  53202                                           Company, Inc., the Adviser to
                                                               to the Fund.  He has been
                                                               Co-Portfolio Manager of Nicholas
                                                               Fund, Inc.; and also Nicholas Income
                                                               Fund, Inc. and Nicholas Equity Income
                                                               Fund, Inc. since April 2001 and
                                                               July 2001, respectively.  He
                                                               formerly was the sole Portfolio
                                                               Manager of these funds, since the
                                                               time the Adviser managed them.
DISINTERESTED DIRECTORS
Melvin L. Schultz, 68            Director       (2), 6 years   Director and Management            6            None
3636 North 124th Street                                        Consultant, Professional
Wauwatosa, WI  53222                                           Management of Milwaukee, Inc.
                                                               He provides financial advice to
                                                               members of the medical and
                                                               dental professions.
Jay H. Robertson, 50             Director       (2), 6 years   Private Investor. Retired as       3            None
5090 Central Sarasota Parkway, 101                             Chairman of the Board of
Sarasota, FL  34238                                            Robertson-Ryan and Associates,
                                                               Inc., an insurance brokerage firm.
OFFICERS
David L. Johnson, 60 (3)         Executive       Annual        Executive Vice President,
700 North Water Street           Vice President  13 years      Nicholas Company, Inc., the
Milwaukee, WI  53202                                           Adviser to the Fund.
Thomas J. Saeger, 57             Executive       Annual        Executive Vice President and
700 North Water Street           Vice President  13 years      Assistant Secretary, Nicholas
Milwaukee, WI  53202             and Secretary                 Company, Inc., the Adviser to
                                                               the Fund.
David O. Nicholas, 40 (3)        Senior Vice     Annual        President, Chief Investment
700 North Water Street           President       6 years       Officer and Director, Nicholas
Milwaukee, WI  53202                                           Company, Inc., the Adviser to the
                                                               Fund. He has been Portfolio
                                                               Manager for Nicholas II, Inc.
                                                               and Nicholas Limited Edition, Inc.
                                                               and has been Co-Portfolio Manager
                                                               of Nicholas Fund, Inc.; and also
                                                               Nicholas Income Fund, Inc. and
                                                               Nicholas Equity Income Fund, Inc.
                                                               since April 2001 and July 2001,
                                                               respectively.
Jeffrey T. May, 45               Senior Vice     Annual        Senior Vice President, Treasurer
700 North Water Street           President,      13 years      and Compliance Officer, Nicholas
Milwaukee, WI  53202             Treasurer and                 Company, Inc., the Adviser to the
                                 Portfolio                     Fund.
                                 Manager
Lynn S. Nicholas, 45 (3)         Vice President  Annual        Senior Vice President, Nicholas
700 North Water Street                           13 years      Company, Inc. the Adviser to the
Milwaukee, WI  53202                                           Fund.
Kathleen A. Evans, 53            Vice President  Annual        Vice President, Nicholas Company,
700 North Water Street                           13 years      Inc., the Adviser to the Fund.
Milwaukee, WI  53202
Candace L. Lesak, 44             Vice President  Annual        Employee, Nicholas Company, Inc.
700 North Water Street                           8 years
Milwaukee, WI  53202
____________________
(1)     Albert O. Nicholas is the only director of the Fund who is an "interested person"
        of the Adviser, as that term is defined in the 1940 Act.  Mr. Nicholas is Chief Executive
        Officer and a Director of the Adviser and owns 91% of the outstanding voting securities of the Adviser.
(2)     Until duly elected or re-elected at a subsequent annual meeting of the Fund.
(3)     David O. Nicholas and Lynn S. Nicholas are the son and daughter, respectively, of Albert O.
        Nicholas.  David L. Johnson is the brother-in-law of Albert O. Nicholas.
    The Fund's Statement of Additional Information includes additional information about Fund directors and is available, without charge, upon request, by calling 800-227-5987 (toll-free)
or 414-272-6133.

Nicholas Money Market Fund, Inc. Privacy Policy
-------------------------------------------------------------------------------
    Nicholas Money Market Fund, Inc. respects each shareholders right to privacy.  We are committed to safeguarding the information that you provide us to maintain and execute transactions on your behalf.
    We collect the following non-public personal information about you:
    * Information we receive from you on applications or other forms, whether we receive the form in writing or electronically.  This includes, but is not limited to, your name, address, phone number, tax identification number, date of birth, beneficiary information and investment selection.
    * Information about your transactions with us and account history with us.
This includes, but is not limited to, your account number, balances and cost basis information.  This also includes transaction requests made through our transfer agent.
    * Other general information that we may obtain about you such as demographic information.
              WE DO NOT SELL ANY NON-PUBLIC PERSONAL INFORMATION
                     ABOUT CURRENT OR FORMER SHAREHOLDERS.
                  INFORMATION SHARED WITH OUR TRANSFER AGENT,
                   A THIRD PARTY COMPANY, ALSO IS NOT SOLD.
    We may share, only as permitted by law, non-public personal information about you with third party companies. Listed below are some examples of third parties to whom we may disclose non-public personal information.  While these examples do not cover every circumstance permitted by law, we hope they help you understand how your information may be shared.
    We may share non-public personal information about you:
    * With companies who work for us to service your accounts or to process transactions that you may request.  This would include, but is not limited to, our transfer agent to process your transactions, mailing houses to send you required reports and correspondence regarding the Fund and its' Adviser, the
Nicholas Company, Inc., and our dividend disbursing agent to process fund dividend checks.
    * With a party representing you, with your consent, such as your broker or lawyer.
    * When required by law, such as in response to a subpoena or other legal process.
    The Fund and its' Adviser maintain policies and procedures to safeguard your non-public personal information.  Access is restricted to employees who the Adviser determines need the information in order to perform their job duties.  To guard your non-public personal information we maintain physical, electronic, and procedural safeguards that comply with federal standards.
    In the event that you hold shares of the Fund with a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with non-affiliated third parties.
                      DIRECTORS AND OFFICERS
             ALBERT O. NICHOLAS, President and Director
                    JAY H. ROBERTSON, Director

                    MELVIN L. SCHULTZ, Director

             DAVID L. JOHNSON, Executive Vice President

       THOMAS J. SAEGER, Executive Vice President and Secretary

         JEFFREY T. MAY, Senior Vice President and Treasurer

            DAVID O. NICHOLAS, Senior Vice President

                  LYNN S. NICHOLAS, Vice President

                  KATHLEEN A. EVANS, Vice President

                  CANDACE L. LESAK, Vice President
                        INVESTMENT ADVISER
                      NICHOLAS COMPANY, INC.
                       Milwaukee, Wisconsin
                    414-272-6133 or 800-227-5987
                           TRANSFER AGENT
                   U.S. BANCORP FUND SERVICES, LLC
                        Milwaukee, Wisconsin
                    414-276-0535 or 800-544-6547
                             CUSTODIAN
                           U.S. BANK N.A.
                          Cincinnati, Ohio
                   INDEPENDENT PUBLIC ACCOUNTANTS
                        ARTHUR ANDERSEN LLP
                        Milwaukee, Wisconsin
                              COUNSEL
                    MICHAEL, BEST & FRIEDRICH LLP
                        Milwaukee, Wisconsin

This report is submitted for the information of shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
NICHOLAS MONEY MARKET FUND, INC.
700 North Water Street
Milwaukee, Wisconsin 53202
www.nicholasfunds.com

December 31, 2001